INCOME TAXES - Additional information (Details)	12 Months Ended
	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
INCOME TAXES
Provision for uncertainty in income taxes		$ 0	$ 0
Statute limitation period	3 years
Extended income tax liability	¥ 100,000	$ 14,000